Reverse Stock Split	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Reverse Stock Split

17. Reverse Stock Split

On March 8, 2019, the Board of Directors authorized the submission of a Certificate of Change/Amendment to the Nevada Secretary of State in which the Company sought to affect a reverse split of its common stock at the rate of one-for-six for the purpose of increasing the per share price for the Company’s stock in an effort to meet the minimum listing requirements of the Canadian Stock Exchange (‘CSE’). The Certificate of Change was submitted to the Nevada Secretary of State on March 20, 2019 and the FINRA corporate action was filed on March 21, 2019. FINRA declared the one-for-six reverse stock split effective on March 29, 2019. These financial statements including, prior period comparative share amounts, have been retrospectively restated to reflect this reverse split.